General and Administrative Expenses	12 Months Ended
Dec. 31, 2019
GENERAL AND ADMINISTRATIVE EXPENSES [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 14: GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses at December 31, 2019, 2018 and 2017 were as follows:

	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Payroll and related costs	$8,180	$5,423	$7,030
Professional fees	4,125	4,677	3,998
Other expenses	5,088	4,964	5,637

Total	$17,393	$15,064	$16,665